Business and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Uses of Estimates in Preparation of Financial Statements
Uses of Estimates in Preparation of Financial Statements — The preparation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates.

Principles of Consolidation
Principles of Consolidation — The consolidated financial statements include the accounts of Galena and its wholly owned subsidiaries. All material intercompany accounts have been eliminated in consolidation.

Reclassifications	Reclassifications — Certain prior year amounts have been reclassified to conform to current year presentation. These reclassifications had no effect on net loss per share.
Cash and Cash Equivalents
Cash and Cash Equivalents — The company considers all highly liquid debt instruments with an original maturity of 90 days or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts and demand deposits.

Restricted Cash	Restricted Cash — Restricted cash consists of certificates of deposit on hand with the company’s financial institutions as collateral for its corporate credit cards
Fair Value of Financial Instruments
Fair Value of Financial Instruments — The carrying amounts reported in the balance sheet for cash equivalents, marketable securities, accounts receivable, accounts payable, and capital leases approximate their fair values due to their short-term nature and market rates of interest.

Equipment and Furnishings
Equipment and Furnishings — Equipment and furnishings are stated at cost and depreciated using the straight-line method based on the estimated useful lives (generally three to five years for equipment and furniture) of the related assets.

Goodwill and Intangible Assets
Goodwill and Intangible Assets — Goodwill and indefinite-lived intangible assets are not amortized but are tested annually for impairment at the reporting unit level, or more frequently if events and circumstances indicate impairment may have occurred. Factors the company considers important that could trigger an interim review for impairment include, but are not limited to, the following:
•Significant changes in the manner of its use of acquired assets or the strategy for its overall business;
•Significant negative industry or economic trends;
•Significant decline in stock price for a sustained period; and
•Significant decline in market capitalization relative to net book value.

Goodwill and other intangible assets with indefinite lives are evaluated for impairment first by a qualitative assessment to determine the likelihood of impairment. If it is determined that impairment is more likely than not, the company will then proceed to the two step impairment test. The first step is to compare the fair value of the reporting unit to the carrying amount of the reporting unit (the “First Step”). If the carrying amount exceeds the fair value, a second step must be followed to calculate impairment (the “Second Step”). Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. In its review of the carrying value of the goodwill for its single reporting unit and its indefinite-lived intangible assets, the company determines fair values of its goodwill using the market approach, and its indefinite-lived intangible assets using the income approach.

Intangible assets not considered indefinite-lived are reviewed for impairment when facts or circumstances suggest that the carrying value of these assets may not be recoverable. The company’s policy is to identify and record impairment losses, if necessary, on intangible product rights when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets.

The company performed its review for impairment using the qualitative assessment for both goodwill and indefinite-lived intangible assets, and has determined that there has been no impairment to these assets as of December 31, 2014.

Revenue Recognition
Acquisitions and In-Licensing
Acquisitions and In-Licensing — For all in-licensed products and technologies, we perform an analysis to determine whether we hold a variable interest or a controlling financial interest in a variable interest entity. On the basis of our interpretations and conclusions, we determine whether the acquisition falls under the purview of variable interest entity accounting and if so, consider the necessity to consolidate the acquisition. As of December 31, 2014, we determined there were no variable interest entities required to be consolidated.

We also perform an analysis to determine if the assets and liabilities acquired in an acquisition qualify as a "business." The excess of the purchase price over the fair value of the net assets acquired can only be recognized as goodwill in a business combination.

The acquisition of the Abstral U.S. rights has been accounted for as an asset acquisition and not a business combination. The purchase price, including transaction costs, was recorded as an intangible asset related to the license and distribution rights acquired in the transaction. No other significant assets or liabilities were acquired or assumed in the transaction. The license and distribution rights will be amortized over ten years in a pattern based on our Abstral sales projections. Refer to Note 15 for further information regarding the acquisition of Abstral U.S. rights.
Goodwill and Intangible Assets — Goodwill and indefinite-lived intangible assets are not amortized but are tested annually for impairment at the reporting unit level, or more frequently if events and circumstances indicate impairment may have occurred. Factors the company considers important that could trigger an interim review for impairment include, but are not limited to, the following:
•Significant changes in the manner of its use of acquired assets or the strategy for its overall business;
•Significant negative industry or economic trends;
•Significant decline in stock price for a sustained period; and
•Significant decline in market capitalization relative to net book value.

Goodwill and other intangible assets with indefinite lives are evaluated for impairment first by a qualitative assessment to determine the likelihood of impairment. If it is determined that impairment is more likely than not, the company will then proceed to the two step impairment test. The first step is to compare the fair value of the reporting unit to the carrying amount of the reporting unit (the “First Step”). If the carrying amount exceeds the fair value, a second step must be followed to calculate impairment (the “Second Step”). Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. In its review of the carrying value of the goodwill for its single reporting unit and its indefinite-lived intangible assets, the company determines fair values of its goodwill using the market approach, and its indefinite-lived intangible assets using the income approach.

Intangible assets not considered indefinite-lived are reviewed for impairment when facts or circumstances suggest that the carrying value of these assets may not be recoverable. The company’s policy is to identify and record impairment losses, if necessary, on intangible product rights when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets.

The company performed its review for impairment using the qualitative assessment for both goodwill and indefinite-lived intangible assets, and has determined that there has been no impairment to these assets as of December 31, 2014.

Patents and Patent Application Costs
Patents and Patent Application Costs — Although the company believes that its patents and underlying technology have continuing value, the amount of future benefits to be derived from the patents is uncertain. Patent costs are, therefore, expensed as incurred.

Share-based Compensation
Share-based Compensation — The company follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees, non-employee directors, and consultants, including stock options and warrants. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options and warrants granted as consideration for services rendered by non-employees, the company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50 (“ASC 505-50”), “ Equity Based Payments to Non- Employees.” Non-employee option and warrant grants that do not vest immediately upon grant are recorded as an expense over the vesting period. At the end of each financial reporting period prior to vesting, the value of these options and warrants, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options and warrants granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Research and Development Expenses
Research and Development Expenses — Research and development costs are expensed as incurred. Included in research and development costs are wages, benefits and other operating costs, facilities, supplies, external services and overhead related to our research and development departments, and clinical trial expenses.

Clinical trial expenses include direct costs associated with contract research organizations ("CROs"), as well as patient-related costs at sites at which our trials are being conducted.

Direct costs associated with our CROs are generally payable on a time and materials basis, or when certain enrollment and monitoring milestones are achieved. Expense related to a milestone is recognized in the period in which the milestone is achieved or in which we determine that it is more likely than not that it will be achieved.

The invoicing from clinical trial sites can lag several months. We accrue these site costs based on our estimate of upfront set-up costs upon the screening of the first patient at each site, and the patient related costs based on our knowledge of patient enrollment status at each site.

Income Taxes
Income Taxes — The company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements in accordance with FASB ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”). These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. ASC 740-10 requires that a valuation allowance be established when management determines that it is more likely than not that all or a portion of a deferred asset will not be realized. The company evaluates the realizability of its net deferred income tax assets and valuation allowances as necessary, at least on an annual basis. During this evaluation, the company reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the realizability of its deferred income tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the company’s income tax provision or benefit. The recognition and measurement of benefits related to the company’s tax positions requires significant judgment, as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities. Differences between actual results and the company’s assumptions or changes in the company’s assumptions in future periods are recorded in the period they become known.

Concentrations of Credit Risk
Concentrations of Credit Risk — Financial instruments that potentially subject the company to significant concentrations of credit risk consist principally of cash and cash equivalents. The company maintains cash balances in several accounts with two banks, which at times are in excess of federally insured limits. As of December 31, 2014, the company’s cash equivalents were invested in money market mutual funds. The company’s investment policy does not allow investment in any debt securities rated less than “investment grade” by national ratings services. The company has not experienced any losses on its deposits of cash and cash equivalents.

Comprehensive Loss
Comprehensive Loss — Comprehensive loss consists of our net loss and other comprehensive income related to the unrealized gain (loss), net of tax, on our marketable securities, which are classified as available-for-sale.

Fair Value Measurement
Fair Value Measurements

The company follows ASC 820, “Fair Value Measurements and Disclosures,” (“ASC 820”) for the company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are defined as follows:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.
Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The company categorized its cash equivalents and marketable securities as Level 1 inputs. The valuations for Level 1 were determined based on a “market approach” using quoted prices in active markets for identical assets. Valuation of these assets does not require a significant degree of judgment. The company categorized its warrants potentially settleable in cash as Level 2 inputs. The warrants are measured at market value on a recurring basis and are being marked to market each quarter-end until they are completely settled. The warrants are valued using an appropriate pricing model, using assumptions consistent with our application of ASC 718. The contingent purchase price consideration is categorized as Level 3 inputs and is measured at its estimated fair value on a recurring basis and is adjusted at each quarter-end until it is completely settled. The contingent price consideration is valued based on the expected timing of milestones, the expected probability of success for each milestone and discount rates based on a corporate debt interest rate index publicly issued.

Net Loss Per Share
Net Loss Per Share

The company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260 “Earnings per Share.” Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares that would have been outstanding during the period assuming the issuance of common shares for all potential dilutive common shares outstanding. Potential common shares consist of shares issuable upon the exercise of stock options and warrants.